Borrowings and derivative financial instrument (Tables)	12 Months Ended
Dec. 31, 2024
Disclosure of detailed information about borrowings [abstract]
Schedule of the summary of borrowings

Figures in million – SA rand	Note	2024	2023	2022
Borrowings		41,687	36,618	22,728
Derivative financial instrument	28.5	—	3,810	—
Balance at end of the year		41,687	40,428	22,728
Current portion of borrowings and derivative financial instrument		(552)	(15,482)	(122)
Non-current portion of borrowings and derivative financial instrument		41,135	24,946	22,606
Borrowings

Figures in million – SA rand	Notes	2024	2023	2022
US$1 billion RCF	28.1	—	—	—
R5.5 billion RCF	28.2	—	4,000	—
R6.5 billion RCF	28.3	3,000	—	—
2026 and 2029 Notes	28.4	22,354	22,042	20,140
US$ Convertible Bond	28.5	7,921	7,538	—
Burnstone Debt	28.6	2,260	2,991	2,540
Keliber loan facilities	28.7	5,724	—	—
Other borrowings	28.8	424	40	42
Franco-Nevada liability		4	3	2
Stillwater Convertible Debentures		—	4	4
Total borrowings		41,687	36,618	22,728
Reconciliation of the non-current and current portion of the borrowings:
Borrowings		41,687	36,618	22,728
Current portion of borrowings		(552)	(11,672)	(122)
Non-current portion of borrowings		41,135	24,946	22,606

Schedule of the rollforward of borrowings	The roll forward of borrowings in the current year is as follows:

Figures in million - SA rand	Notes	2024	2023	2022
Balance at beginning of the year		36,618	22,728	20,298
Borrowings acquired on acquisition of subsidiary	16	84	6	39
Loans raised[1]		8,278	12,758	8,000
Loans repaid		(3,335)	(1,323)	(8,003)
Unwinding of loans recognised at amortised cost	5.2	688	359	216
Accrued interest[2]	5.2	1,946	1,192	1,046
Accrued interest paid		(1,947)	(1,175)	(1,061)
Borrowing costs capitalised		64	—	—
(Gain)/loss on the revised cash flow of the Burnstone Debt	28.6	(1,053)	(32)	776
Loss on foreign exchange differences and foreign currency translation		344	2,105	1,417
Balance at end of the year		41,687	36,618	22,728
1Total loans raised per the statement of cash flows for the year ended 31 December 2023 included the initial recognition of the derivative element of the US$ Convertible
Bond of R1,673 million (see note 28.5)
2Relates to the 2022 and 2025 Notes, 2026 and 2029 Notes, US$ Convertible Bond and the RCFs

Figures in million – SA rand	2024	2023	2022
Balance at beginning of the year	—	—	—
Loans raised	—	—	—
Loans repaid	—	—	—
Accrued interest[1]	185	73	—
Accrued interest paid	(185)	(73)	—
Loss on foreign exchange differences	—	—	—
Balance at end of the year	—	—	—
Current portion of balance	—	—	—
Non-current portion of balance	—	—	—
1Includes commitment fees

Figures in million –SA rand	Note	2024	2023	2022
Balance at beginning of the year		4,000	—	—
Loans raised		—	5,000	8,000
Loans repaid		—	(1,000)	(8,000)
Accrued interest[1]		319	125	155
Accrued interest paid		(319)	(125)	(155)
Inter bank transfer	28.3	(4,000)	—	—
Balance at end of the year		—	4,000	—
Current portion of balance		—	(4,000)	—
Non-current portion of balance		—	—	—
1Includes commitment fees

Figures in million – SA rand	Note	2024	2023	2022
Balance at beginning of the year		—	—	—
Inter bank transfer	28.2	4,000	—	—
Loans raised		1,000	—	—
Loans repaid		(2,000)	—	—
Accrued interest[1]		97	—	—
Accrued interest paid		(97)	—	—
Balance at end of the year		3,000	—	—
Current portion of balance		—	—	—
Non-current portion of balance		3,000	—	—
1Includes commitment fees

Figures in million – SA rand	2024	2023	2022
Balance at beginning of the year	22,042	20,140	18,785
Interest charge	928	932	829
Unwinding of amortised cost	98	80	68
Accrued interest paid	(932)	(951)	(844)
Loss on foreign exchange differences	218	1,841	1,302
Balance at end of the year	22,354	22,042	20,140
Current portion of balance	(118)	(116)	(107)
Non-current portion of balance	22,236	21,926	20,033
Convertible bond at amortised cost

Figures in million – SA rand	2024	2023	2022
Balance at beginning of the year	7,538	—	—
Loans raised	—	7,455	—
Interest charge	389	36	—
Interest paid	(385)	—	—
Unwinding of amortised cost	298	27	—
Loss on foreign exchange differences	81	20	—
Balance at end of the year	7,921	7,538	—
Current portion of balance	(37)	(7,538)	—
Non-current portion of balance	7,884	—	—
Derivative financial instrument

Figures in million – SA rand	Note	2024	2023	2022
Balance at beginning of the year		3,810	—	—
Initial recognition of derivative instrument		—	1,673	—
Transfer to equity		(2,009)	—	—
(Gain)/loss on financial instruments[1]	7	(1,733)	2,136	—
Loss on foreign exchange differences		(68)	1	—
Balance at end of the year		—	3,810	—
Current portion of balance		—	(3,810)	—
Non-current portion of balance		—	—	—
1The fair value gain for 2024 on the derivative financial instrument is mainly due to a decrease in the Sibanye-Stillwater share price since the previous reporting date

Figures in million – SA rand	Note	2024	2023	2022
Balance at beginning of the year		2,991	2,540	1,507
Unwinding of amortised cost		284	252	148
(Gain)/loss on revised estimated cash flows[1]	7	(1,053)	(32)	776
Loss on foreign exchange differences		38	231	109
Balance at end of the year		2,260	2,991	2,540
Current portion of balance		—	—	—
Non-current portion of balance		2,260	2,991	2,540
1.At 31 December 2024, the expected free cash flows expected to repay the loan as detailed above were revised as a result of revised cash flows over the life-of-mine plan due to a change in the allocation between SGL and the financial institutions in terms of the shareholder loan agreement and the term loan agreement. The cash flows over the life of mine were also revised due to:
•Revised forecast costs and capital expenditure, and
•Revised weighted average gold prices 2024: R1,189,493/kg (2023: R1,012,625/kg and 2022: R793,473/kg) and long term exchange rates 2024: R18.00/US$ (2023: R18.50/
US$ and 2022: R15.50/US$) based on a LOM of 25 years. A2 is discounted using a 5.9% discount rate and A3 and A4 is discounted at 9.5%
•In line with the Group's Capital Allocation Framework, the Burnstone project is delayed and is expected to ramp-up again during 2025. The additional costs during the delay and the deferral of mine ramp-up has resulted in a decrease in the expected future net cash flows from Burnstone, offsetting the impact of the increase in the weighted average gold price

Figures in million – SA rand	2024	2023	2022
Balance at beginning of the year	—	—	—
Loans raised[1]	5,618	—	—
Unwinding of amortised cost	8	—	—
Accrued interest	64	—	—
Loss on foreign exchange differences	34	—	—
Balance at end of the year	5,724	—	—
Current portion of balance	(66)	—	—
Non-current portion of balance	5,658	—	—
1The loans raised during the year is made up of EUR142 million, EUR89 million and EUR59 million drawn on the EUR250 million ECA facility, EUR150 million EIB facility and the
EUR100 million commercial bank facility, respectively

Figures in million – SA rand	Note	2024	2023	2022
Balance at beginning of the year		40	42	—
Loans raised		1,660	303	—
Loans repaid		(1,335)	(323)	(3)
Accrued interest		28	6	—
Accrued interest paid		(29)	(6)	—
Borrowings acquired on acquisition of subsidiary	16.1	84	6	39
Loss/(gain) on foreign exchange differences		(24)	12	6
Balance at end of the year		424	40	42
Current portion of balance		(328)	(11)	(8)
Non-current portion of balance		96	29	34

Schedule of fair value of borrowings	The table below shows the fair value and carrying amount of financial instruments where the carrying amount does not approximate fair value:

	Carrying value	Fair value
Figures in million - SA rand		Level 1	Level 2	Level 3
31 December 2024
2026 and 2029 Notes[1]	22,354	20,327	—	—
Burnstone Debt[2]	2,260	—	—	2,235
US$ Convertible Bond[3]	7,921	8,734	—	—
Total	32,535	29,061	—	2,235
31 December 2023
2026 and 2029 Notes[1]	22,042	18,949	—	—
Burnstone Debt[2]	2,991	—	—	2,509
US$ Convertible Bond[3]	7,538	—	7,471	—
Total	32,571	18,949	7,471	2,509
31 December 2022
2022 and 2025 Notes[1]	20,140	17,379	—	—
Burnstone Debt[2]	2,540	—	—	2,245
Total	22,680	17,379	—	2,245
1The fair value is based on the quoted market prices of the notes
2The fair value of the Burnstone Debt is derived from discounted cash flow models. These models use several key assumptions, including estimates of future sales volumes, gold prices, operating costs, capital expenditure and discount rate. See note 28.6 for the key assumptions used, except for the discount rate applied in the fair value disclosure above of 9.55% (2023: 10.74%,  2022: 10.52%), which was adjusted to a market-related rate. The fair value estimate is sensitive to changes in the key assumptions, for example, increases in the market related discount rate would decrease the fair value if all other inputs remain unchanged. The extent of the fair value changes would depend on how inputs change in relation to each other
3The fair value at 31 December 2024 represents the quoted price of the US$ Convertible Bond. The fair value of the amortised cost component amounts to R8,231 million
(level 2) at 31 December 2024 and is calculated by deducting the fair value of the share conversion option from the quoted price. Following the transfer of the derivative component to equity (see note 28.5), it is no longer remeasured to fair value through profit or loss. The fair value at 31 December 2023 represents the fair value of the amortised cost component of the US$ Convertible Bond, which was calculated based on the quoted price of the instrument after separating the fair value of the derivative component

Schedule of interest rate sensitivity analysis	Interest rate sensitivity analysis

	Change in interest expenses for a change in interest rate[1]
Figures in million - SA rand	(1.5)%	(1.0)%	(0.5)%	0.5%	1.0%	1.5%
31 December 2024
- JIBAR	(45)	(30)	(15)	15	30	45
- Term SOFR	(33)	(22)	(11)	11	22	33
- EURIBOR	(86)	(57)	(29)	29	57	86
Change in finance expense	(164)	(109)	(55)	55	109	164
31 December 2023
- JIBAR	(60)	(40)	(20)	20	40	60
- LIBOR	(43)	(29)	(14)	14	29	43
Change in finance expense	(103)	(69)	(34)	34	69	103
31 December 2022
- JIBAR	—	—	—	—	—	—
- LIBOR	36	24	12	(12)	(24)	(36)
Change in finance expense	36	24	12	(12)	(24)	(36)
1Interest rate sensitivity analysis is performed on the borrowings balance at 31 December

Schedule of the exposure to interest rate changes and the contractual repricing dates	The exposure of the Group’s borrowings to interest rate changes and the contractual repricing dates at the reporting dates is as follows:

Figures in million - SA rand	2024	2023	2022
Floating rate with exposure to change in JIBAR	3,000	4,000	—
Floating rate with exposure to change in term SOFR	2,174	—	—
Floating rate with exposure to change in LIBOR	—	2,873	2,424
Floating rate with exposure to change in EURIBOR	5,724	—	—
Non-current borrowings exposed to interest rate changes	10,898	6,873	2,424
The Group has the following undrawn borrowing facilities:
Committed	26,743	20,755	16,403
Uncommitted	2,933	3,274	2,427
Total undrawn facilities	29,676	24,029	18,830
All of the above facilities have floating rates. The undrawn committed facilities have the following expiry dates:
- within one year	685	2,185	10,903
- later than one year and not later than two years	—	—	5,500
- later than two years and not later than three years	22,260	18,570	—
- later than three years	3,798	—	—
Total undrawn committed facilities	26,743	20,755	16,403

Schedule of the calculation of net debt to adjusted EBITDA ratio

Figures in million - SA rand	2024	2023	2022
Adjusted borrowings[1]	39,426	37,437	20,188
Adjusted cash and cash equivalents[2]	16,002	25,519	26,038
Net debt/(cash)[3]	23,424	11,918	(5,850)
Adjusted EBITDA[4]	13,088	20,556	41,111
Net debt/(cash) to adjusted EBITDA (ratio)[5]	1.79	0.58	(0.14)
1Adjusted borrowings are only those borrowings that have recourse to Sibanye-Stillwater. Adjusted borrowings, therefore, exclude the Burnstone Debt and include the derivative financial instrument relating to the US$ Convertible Bond, until it was derecognised on 26 June 2024
2Adjusted cash and cash equivalents exclude cash of Burnstone
3Net debt/(cash) represents borrowings and bank overdraft less cash and cash equivalents. Borrowings are only those borrowings that have recourse to Sibanye-Stillwater and, therefore, exclude the Burnstone Debt and include the derivative financial instrument relating to the US$ Convertible Bond, until it was derecognised on 26 June
2024. Net debt/(cash) excludes cash of Burnstone
4The adjusted EBITDA calculation is based on the definitions included in the facility agreements for compliance with the debt covenant formula, except for impact of new accounting standards and acquisitions, where the facility agreements allow the results from the acquired operations to be annualised. Adjusted EBITDA may not be comparable to similarly titled measures of other companies. Adjusted EBITDA is not a measure of performance under IFRS Accounting Standards and should be considered in addition to, and not as a substitute for, other measures of financial performance and liquidity
5Net debt/(cash) to adjusted EBITDA ratio is defined as net debt/(cash) as of the end of a reporting period divided by adjusted EBITDA of the 12 months ended on the same reporting date. Non-IFRS measures such as net debt/(cash) to adjusted EBITDA is presented for illustration purposes only, and because of its nature, net debt/(cash)
to adjusted EBITDA should not be considered as a representation of financial performance under IFRS Accounting Standards and should be considered in addition to, and not as a substitute for, other measures of financial performance and liquidity

Schedule of reconciliation of (loss)/profit before royalties and tax to adjusted EBITDA	Reconciliation of (loss)/profit before royalties, carbon tax and tax to adjusted EBITDA:

Figures in million - SA rand	2024	2023	2022
(Loss)/profit before royalties, carbon tax and tax	(3,669)	(38,794)	29,728
Adjusted for:
Amortisation and depreciation	8,810	10,012	7,087
Interest income	(1,337)	(1,369)	(1,203)
Finance expense	4,571	3,299	2,840
Share-based payments	251	113	218
(Gain)/loss on financial instruments	(5,433)	(235)	4,279
Loss/(gain) on foreign exchange differences	215	(1,973)	(616)
Share of results of equity-accounted investees after tax	(212)	1,174	(1,287)
Change in estimate of environmental rehabilitation obligation, and right of recovery receivable and payable	447	(45)	(71)
Gain on disposal of property, plant and equipment	(55)	(105)	(162)
Impairments/(reversal of impairments)	9,173	47,454	(6)
Onerous contract provision	(817)	1,865	—
Gain on acquisition	—	(898)	—
Cyber security costs	67	—	—
Provision for community costs post closure	24	—	—
Loss on deconsolidation of subsidiaries	—	—	308
Gain on remeasurement of previous interest in Kroondal	—	(298)	—
Gain on increase in equity-accounted investment	(2)	(5)	—
Restructuring costs	550	515	363
Transaction costs	851	474	152
IFRS 16 lease payments	(244)	(263)	(163)
Profit on sale of Lonmin Canada	—	—	(145)
Compensation for losses incurred	(26)	—	—
Occupational healthcare gain	(76)	(365)	(211)
Adjusted EBITDA	13,088	20,556	41,111